Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	BANK OF MONTREAL /CAN/
Entity Central Index Key	0000927971
EBP 001 [Member]
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	BANK OF MONTREAL /CAN/
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--12-31